Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	HOOPER HOLMES INC
Entity Central Index Key	0000741815
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Dec. 31, 2016
Amendment Flag	false